UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-09

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         02-03-10
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:  $   104,670
                                         -----------
                                         (thousands)

                            SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                       sec
                                December 31, 2009

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agnico Eagle Mines             COM              008474108     1620    30000 SH       Sole                    30000
Berkshire Hthwy CL B           COM              084670207    17820     5423 SH       Sole                     5423
Canadian Natural               COM              136385101     6002    83425 SH       Sole                    83425
Chesapeake Energy              COM              165167107     4380   169250 SH       Sole                   169250
Enstar Group                   COM              g3075p101     2191    30000 SH       Sole                    30000
Expeditors Intl Wash           COM              302130109     3496   100545 SH       Sole                   100545
FREEPORT MCMORAN COPPER & GOLD COM              35671d857      363     4522 SH       Sole                     4522
Fastenal                       COM              311900104     4850   116475 SH       Sole                   116475
Goldman Sachs Group            COM              38141g104      338     2000 SH       Sole                     2000
Homefed                        COM              43739d307     3068   125205 SH       Sole                   125205
Idexx Labs                     COM              45168d104     6900   129085 SH       Sole                   129085
Imperial Metals Corp           COM              452892102     6589   511800 SH       Sole                   511800
JP Morgan Chase                COM              46625h100      292     7000 SH       Sole                     7000
Johnson & Johnson              COM              478160104    10185   158128 SH       Sole                   158128
Leucadia                       COM              527288104     5133   215750 SH       Sole                   215750
McDonald's                     COM              580135101    12946   207340 SH       Sole                   207340
Morningstar                    COM              617700109     1136    23500 SH       Sole                    23500
Occidental PeteRP              COM                             255     3136 SH       Sole                     3136
Procter & Gamble               COM                            3043    50195 SH       Sole                    50195
Strayer Education              COM              863236105     3173    14930 SH       Sole                    14930
Target                         COM              87612e106     1751    36190 SH       Sole                    36190
Walgreen                       COM              931422109     4507   122750 SH       Sole                   122750
Wells Fargo                    COM              949749610     4634   171675 SH       Sole                   171675
REPORT SUMMARY                 23 DATA RECORDS              104670            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED